Reportable Segments (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	$ 7,811.2	$ 5,692.7	$ 5,610.6
Assets	15,984.1	16,806.3	9,041.4
Total long-lived assets (excluding goodwill and other intangible assets)	1,825.2	1,860.5	1,398.6
United States [Member]
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	7,300.8	5,188.5	5,092.0
Assets	15,501.1	16,332.0	8,621.4
Long-lived assets	1,773.9	1,805.3	1,343.2
Total international [Member]
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	510.4	504.2	518.6
Assets	483.0	474.3	420.0
Long-lived assets	51.3	55.2	55.4
Canada [Member]
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	416.0	413.8	437.2
Assets	396.2	360.8	256.1
Long-lived assets	10.7	14.3	16.5
All other international [Member]
Revenues, Assets, and Long-Lived Assets [Line Items]
Net sales	94.4	90.4	81.4
Assets	86.8	113.5	163.9
Long-lived assets	$ 40.6	$ 40.9	$ 38.9